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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2004 through April 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     EQUITY
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                    4/30/05

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       1

Portfolio Summary                                                           2

Prices and Distributions                                                    3

Performance Update                                                          4

Comparing Ongoing Fund Expenses                                             9

Portfolio Management Discussion                                            11

Schedule of Investments                                                    15

Financial Statements                                                       22

Notes to Financial Statements                                              31

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                    38

Trustees, Officers and Service Providers                                   43

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material.]

U.S. Common Stocks             98.4%
Convertible Preferred Stocks    0.8%
Temporary Cash Investments      0.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material.]

Financials                  20.9%
Utilities                   17.6%
Consumer Discretionary      11.7%
Health Care                  9.5%
Energy                       9.0%
Telecommunication Services   8.8%
Consumer Staples             7.2%
Industrials                  6.9%
Materials                    6.1%
Information Technology       2.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

   1. Exxon Mobil Corp.          3.83%      6. Verizon Communications, Inc.      2.65%
   2. PACCAR, Inc.               3.73       7. Merck & Co., Inc.                 2.57
   3. Washington Mutual, Inc.    3.09       8. Constellation Energy Group.       2.43
   4. ConocoPhillips             2.87       9. T. Rowe Price Associates, Inc.    2.35
   5. Questar Corp.              2.76      10. ChevronTexaco Corp.               2.27

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class      4/30/05      10/31/04
 -----      -------      --------
   A         $28.44       $26.91
   B         $28.26       $26.75
   C         $28.18       $26.68
   R         $28.60       $27.08
   Y         $28.56       $27.02

Distributions Per Share
--------------------------------------------------------------------------------

                     11/1/04 - 4/30/05
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----   ----------   -------------   -------------
  A       $0.3075          $ -             $ -
  B       $0.1926          $ -             $ -
  C       $0.2075          $ -             $ -
  R       $0.3026          $ -             $ -
  Y       $0.3644          $ -             $ -

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2005)

                                Public
                  Net Asset    Offering
Period              Value     Price (POP)
10 Years           10.75%       10.10%
5 Years             5.06         3.83
1 Year             14.71         8.13

[The following data was represented as a mountain chart in the printed material.]

Value of a $10,000 Investment

           Pioneer Equity        Russell 1000
            Income Fund           Value Index
4/95            9423                 10000
               11910                 12988
4/97           13731                 15918
               19219                 22633
4/99           21576                 25825
               20447                 24826
4/01           23194                 26420
               22112                 25387
4/03           18423                 22084
               22811                 27885
4/05           26166                 31765

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2005)

                      If         If
Period               Held     Redeemed
10 Years             9.88%      9.88%
5 Years              4.19       4.19
1 Year              13.69       9.69

[The following data was represented as a mountain chart in the printed material.]

Value of a $10,000 Investment

           Pioneer Equity        Russell 1000
            Income Fund           Value Index
4/95           10000                10000
               12553                12988
4/97           14358                15918
               19942                22633
4/99           22225                25825
               20896                24826
4/01           23511                26420
               22240                25387
4/03           18381                22084
               22568                27885
4/05           25658                31765

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2005)

                           If         If
Period                    Held     Redeemed
Life-of-Class
(1/31/96)                 8.15%      8.15%
5 Years                   4.19       4.19
1 Year                   13.79      13.79

[The following data was represented as a mountain chart in the printed material.]

Value of a $10,000 Investment

           Pioneer Equity        Russell 1000
            Income Fund           Value Index
1/96           10000                10000
               10133                10286
4/97           11575                12607
               16075                17925
4/99           17908                20453
               16813                19661
4/01           18910                20923
               17871                20105
4/03           14769                17490
               18138                22083
4/05           20639                25156

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2005)

                       If          If
Period                Held      Redeemed
 10 Years            10.35%      10.35%
 5 Years              4.82        4.82
 1 Year              14.55       14.55

[The following data was represented as a mountain chart in the printed material.]

Value of a $10,000 Investment

           Pioneer Equity        Russell 1000
            Income Fund           Value Index
4/95           10000                10000
               12988                12570
4/97           15918                14418
               22633                20081
4/99           25825                22435
               24826                21154
4/01           26420                23877
               25387                22651
4/03           22084                18891
               27885                23372
4/05           31765                26773

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2005)

                         If          If
Period                  Held      Redeemed
 10 Years               11.07%      11.07%
 5 Years                 5.52        5.52
 1 Year                 15.22       15.22

[The following data was represented as a mountain chart in the printed material.]

Value of a $10,000 Investment

           Pioneer Equity        Russell 1000
            Income Fund           Value Index
4/95           10000                10000
               12988                12639
4/97           15918                14571
               22633                20395
4/99           25825                22967
               24826                21846
4/01           26420                24865
               25387                23807
4/03           22084                19937
               27885                24801
4/05           31765                28575

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2004 through April 30, 2005

Share Class                A              B              C              R             Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 11/1/04

 Ending Account        $1,068.20      $1,063.60      $1,063.90      $1,067.20      $1,070.40
 Value On 4/30/05

 Expenses Paid         $    5.49      $    9.93      $    9.52      $    6.20      $    3.39
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.94%, 1.86%, 1.21% and 0.66%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2004 through April 30, 2005

Share Class                A              B              C              R              Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 11/1/04

 Ending Account        $1,019.49      $1,015.17      $1,015.57      $1,018.79      $1,021.52
 Value On 4/30/05

 Expenses Paid         $    5.36      $    9.69      $    9.30      $    6.06      $    3.31
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.94%, 1.86%, 1.21% and 0.66%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Equity Income Fund reviews the overall market and the performance of Pioneer Equity Income Fund over the six months ended April 30, 2005.

Q: How did the Fund perform during the period in relation to the overall stock market and its peer group?

A: Pioneer Equity Income Fund showed positive performance in the six months ended April 30, 2005. The total return on Class A shares was 6.82% at net asset value. By comparison, the Russell 1000 Value Index and the Standard & Poor's 500, both of them unmanaged indexes of the general stock market, rose, respectively, 6.72% and 3.28%. The average fund in the Lipper Analytical Services equity-income category rose 5.35%. The rates of appreciation for both the Fund and the market slowed from the pace of the previous six months, but investors were still rewarded for their efforts. Concerns about rising short-term interest rates, high oil prices, the weak dollar, and trade deficits notwithstanding, investors appeared to take heart from the growing economy and improving corporate earnings.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    Throughout the period, your Fund stayed fully invested in dividend-paying, United States-headquartered companies, researched and monitored by our independent staff of securities analysts. We have always believed that the foundation of a sound mutual-fund management strategy is research. At Pioneer in Boston we have approximately twenty full-time analysts whose responsibility it is to keep track of their assigned industries and sectors and make investment recommendations. We are proud of the record of Pioneer Equity Income Fund using that careful, methodical, patient approach. In July the Fund will mark its 15th anniversary. Over the next fifteen years there will be both challenges and opportunities. We believe that our "all-weather" strategy is well suited to the normal stresses of economic and market cycles, and it is our intention to continue along the same path.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                             (continued)
--------------------------------------------------------------------------------

Q: What contributed to the above-average performance of the Fund in the six-month period?

A: In general, more "value"-oriented strategies like ours did better than more "growth"-oriented approaches. We think, without being able to confirm it, that the new, favorable Federal tax treatment of qualified dividends provided ongoing support to income-producing stocks. We were struck by the superior returns on stocks in so-called "old economy" sectors, including energy, consumer staples, and utilities, and the persistently poor returns on information-technology stocks. Our sector positioning, which customarily emphasizes mature, financially strong, dividend-paying stocks, was the major reason for our outperformance. We note that the Fund also had an above-average weighting relative to the Russell 1000 Value Index in the well-performing health-care sector, and that, too, helped our relative returns.

    Among positive contributors to results were our shares of utilities Constellation Energy and Questar, oil producer ConocoPhillips, steel mill Roanoke Electric Steel, and pharmaceutical companies Merck and Abbott Laboratories. The Fund also saw a large gain on its holdings of May Department Stores, which received a premium take-over offer from Federated Department Stores. Our investment posture in financial services likewise contributed positively, though mainly through our successful avoidance of poor-performing JPMorgan Chase and American International Group.

    Negative impact was felt from our holdings of struggling auto manufacturer Ford Motor. Two other transportation-equipment-related stocks, PACCAR and Johnson Controls, also hurt somewhat. Finally, due to our longstanding policy against owning tobacco, liquor, and gambling stocks, we did not have shares of Altria, formerly Philip Morris, a relatively strong performer in the period.

Q:  Did you make any changes to the portfolio?

A: Shareholders will note nine new entries to the portfolio and ten liquidations. Some of the purchases were securities we had owned previously and sold, but that we decided were worth revisiting. In that category were:
    Bristol-Myers Squibb, the pharmaceutical maker; Coca-Cola, the well-known beverages company; and Bank of America and Citigroup, the large banking and financial-services enterprises. In each case, the concerns that had prompted us earlier to sell the shares seemed diminished due to constructive actions on the part of the corporate management.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Also new were: Compass Minerals, supplier of highway deicing salts; Citizens Communications, a Stamford, Connecticut-based telecommunications-services provider; Genuine Parts, a leading distributor of auto parts nationwide; and Atmos Energy, a Dallas, Texas-based distributor of natural gas. We also acquired shares of Wachovia in exchange for our shares of SouthTrust when Wachovia, a large regional bank, acquired our former holding.

    In addition to the sale of SouthTrust in the merger, we took gains on the sale of some of our cyclical stocks that we thought had reached ample values, including Phelps Dodge, Occidental Petroleum, Boeing, and General Dynamics. We also realized a profit on our sale of Simon Properties, likewise, in our minds, fully valued. General Motors was a less happy situation, but after pondering the serious financial questions surrounding the company, we decided that the stock was better to watch from a distance. Pfizer and International Business Machines also seemed less attractive to us than they had when we purchased them. Finally, we sold at a profit a small position in the Gap 5 3/4% convertible debenture.

Q:  What is your outlook, especially in view of rising interest rates?

A: The striking thing about the bond market over the past year or so, since the Federal Reserve began raising short-term interest rates, has been the moderation in medium- and long-term rates. Evidently bond investors are not particularly fearful of inflation in coming years, and they are not demanding higher interest rates from borrowers over the more distant time periods. So one must be careful in speaking of "rising interest rates." The only rates that have risen are the very short-term rates. Nevertheless, there will be some pressures on earnings with the consequent flattening of the yield curve, particularly in the financial sector. Banks, for instance, will see their profit-margin "spreads" narrow as they find they have to pay higher interest rates to attract short-term deposits, but also find that they are loaning longer-term money at the same or even slightly lower rates than in the past. We shall be watching earnings closely over the next couple of quarters to see how companies are affected.

    High oil prices have also been a focus of investors, particularly as they reduce the amount of money consumers have to spend on other things and as they mean higher costs for businesses. Your Fund has participated in the profitability of the energy sector by owning shares of a number of the leading companies. We cannot predict where oil prices will go from here, though they have been

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                             (continued)
--------------------------------------------------------------------------------

    declining as we write this letter. We tend to agree with the forecasts for expanding demand for energy from the rapidly growing countries in Asia, including China and India, and we also remain unconvinced that there will always be plentiful supplies of oil at low production cost. Always, though, becoming nervous when there is too much of a consensus in one direction, we have lightened our weighting in energy from 10.4% of portfolio net assets at October 31, 2004, to 9.0% at April 30, 2005, even while the percentage weighting in our benchmark index, the Russell 1000 Value, has grown, through appreciation, from 12.1% to 13.5%. We think that the current prices of many energy shares already reflect the good prospects.

    Otherwise, we think that the economy is still in reasonably good shape and observe that corporate earnings are still on an upswing. While acknowledging that market action is often less driven by current fundamentals and more influenced by expectations for the future, we remain fairly optimistic about the market and the chances of making money in it. Thank you for your support.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                      Value
             CONVERTIBLE PREFERRED STOCKS - 0.8%
             Automobiles & Components - 0.7%
             Automobile Manufacturers - 0.7%
175,000      Ford Capital Trust, 6.5%, 1/15/32         $  6,812,750
                                                       ------------
             Total Automobiles & Components            $  6,812,750
                                                       ------------
             Pharmaceuticals & Biotechnology - 0.1%
             Pharmaceuticals - 0.1%
 15,745      Schering-Plough Corp., 6.0%, 9/14/07      $    915,178
                                                       ------------
             Total Pharmaceuticals & Biotechnology     $    915,178
                                                       ------------
             TOTAL COVERTIBLE PREFERRED STOCKS
             (Cost $8,995,070)                         $  7,727,928
                                                       ------------
             COMMON STOCKS - 99.0%
             Energy - 9.0%
             Integrated Oil & Gas - 9.0%
411,400      ChevronTexaco Corp.                       $ 21,392,800
258,780      ConocoPhillips                              27,133,083
633,878      Exxon Mobil Corp.                           36,150,062
                                                       ------------
                                                       $ 84,675,945
                                                       ------------
             Total Energy                              $ 84,675,945
                                                       ------------
             Materials - 6.0%
             Commodity Chemicals - 1.7%
200,000      Air Products & Chemicals, Inc.            $ 11,746,000
105,232      E.I. du Pont de Nemours & Co.                4,957,480
                                                       ------------
                                                       $ 16,703,480
                                                       ------------
             Construction Materials - 0.6%
100,000      Vulcan Materials Co.                      $  5,304,000
                                                       ------------
             Diversified Chemical - 1.0%
135,000      PPG Industries, Inc.                      $  9,119,250
                                                       ------------
             Diversified Metals & Mining - 0.3%
120,000      Compass Minerals International, Inc.      $  2,898,000
                                                       ------------
             Paper Products - 0.7%
230,000      Meadwestvaco Corp.                        $  6,773,500
                                                       ------------
             Specialty Chemicals - 0.6%
150,000      Valspar Corp.                             $  6,199,500
                                                       ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                  Value
             Steel - 1.1%
513,705      Roanoke Electric Steel Corp.          $ 10,145,674
                                                   ------------
             Total Materials                       $ 57,143,404
                                                   ------------
             Capital Goods - 5.8%
             Electrical Component & Equipment - 1.2%
175,000      Emerson Electric Co.                  $ 10,967,250
                                                   ------------
             Industrial Conglomerates - 2.4%
255,600      Johnson Controls, Inc.                $ 14,024,772
 85,000      United Technologies Corp.                8,646,200
                                                   ------------
                                                   $ 22,670,972
                                                   ------------
             Industrial Machinery - 2.2%
632,446      Gorman-Rupp Co.+                      $ 12,648,920
350,000      The Timken Co.                           8,694,000
                                                   ------------
                                                   $ 21,342,920
                                                   ------------
             Total Capital Goods                   $ 54,981,142
                                                   ------------
             Transportation - 1.0%
             Railroads - 1.0%
205,000      Burlington Northern, Inc.             $  9,891,250
                                                   ------------
             Total Transportation                  $  9,891,250
                                                   ------------
             Automobiles & Components - 4.3%
             Automobile Manufacturers - 4.3%
550,000      Ford Motor Corp.                      $  5,010,500
518,625      PACCAR, Inc.                            35,214,638
                                                   ------------
                                                   $ 40,225,138
                                                   ------------
             Total Automobiles & Components        $ 40,225,138
                                                   ------------
             Consumer Durables & Apparel - 0.8%
             Housewares & Specialties - 0.8%
340,000      Tupperware Corp.                      $  7,174,000
                                                   ------------
             Total Consumer Durables & Apparel     $  7,174,000
                                                   ------------
             Consumer Services - 0.4%
             Specialized Consumer Services - 0.4%
300,000      Servicemaster Co.                     $  3,849,000
                                                   ------------
             Total Consumer Services               $  3,849,000
                                                   ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                    Value
             Media - 3.2%
             Movies & Entertainment - 1.7%
531,200      Cedar Fair, L.P.                        $ 16,026,304
                                                     ------------
             Publishing - 1.5%
160,000      McGraw-Hill Co., Inc.                   $ 13,932,800
                                                     ------------
             Total Media                             $ 29,959,104
                                                     ------------
             Retailing - 2.4%
             Department Stores - 2.0%
528,000      May Department Stores Co.               $ 18,522,240
                                                     ------------
             Distributors - 0.4%
100,000      Genuine Parts Co.*                      $  4,290,000
                                                     ------------
             Total Retailing                         $ 22,812,240
                                                     ------------
             Food, Beverage & Tobacco - 6.1%
             Packaged Foods & Meats - 4.3%
520,000      Campbell Soup Co.                       $ 15,464,800
225,000      General Mills, Inc.                       11,115,000
272,550      H.J. Heinz Co., Inc.                      10,043,467
184,000      Sara Lee Corp.                             3,935,760
                                                     ------------
                                                     $ 40,559,027
                                                     ------------
             Soft Drinks - 1.8%
250,000      The Coca-Cola Co.                       $ 10,860,000
116,300      PepsiCo, Inc.                              6,470,932
                                                     ------------
                                                     $ 17,330,932
                                                     ------------
             Total Food, Beverage & Tobacco          $ 57,889,959
                                                     ------------
             Household & Personal Products - 1.1%
             Household Products - 1.1%
108,800      Clorox Co. (b)                          $  6,887,040
 66,000      Colgate-Palmolive Co.                      3,286,140
                                                     ------------
                                                     $ 10,173,180
                                                     ------------
             Total Household & Personal Products     $ 10,173,180
                                                     ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
             Health Care Equipment & Services - 5.6%
             Health Care Distributors - 5.1%
356,600      Abbott Laboratories                        $ 17,530,456
620,000      Bristol-Myers Squibb Co.                     16,120,000
210,000      Johnson & Johnson                            14,412,300
                                                        ------------
                                                        $ 48,062,756
                                                        ------------
             Health Care Equipment - 0.5%
 88,000      Becton, Dickinson & Co.                    $  5,149,760
                                                        ------------
             Total Health Care Equipment & Services     $ 53,212,516
                                                        ------------
             Pharmaceuticals & Biotechnology - 3.8%
             Pharmaceuticals - 3.8%
200,000      Eli Lilly & Co.                            $ 11,694,000
715,400      Merck & Co., Inc.                            24,252,060
                                                        ------------
                                                        $ 35,946,060
                                                        ------------
             Total Pharmaceuticals & Biotechnology      $ 35,946,060
                                                        ------------
             Banks - 12.3%
             Diversified Banks - 4.7%
 50,000      Bank of America Corp.                      $  2,252,000
100,000      Comerica, Inc.                                5,726,000
318,700      U.S. Bancorp                                  8,891,730
293,166      Wachovia Corp.                               15,004,236
215,662      Wells Fargo & Co.                            12,926,780
                                                        ------------
                                                        $ 44,800,746
                                                        ------------
             Regional Banks - 4.5%
250,000      First Horizon National Corp.               $ 10,382,500
358,600      National City Corp.                          12,178,056
275,000      SunTrust Banks, Inc.                         20,028,250
                                                        ------------
                                                        $ 42,588,806
                                                        ------------
             Thrifts & Mortgage Finance - 3.1%
705,000      Washington Mutual, Inc.                    $ 29,130,600
                                                        ------------
             Total Banks                                $116,520,152
                                                        ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                            Value
             Diversified Financials - 5.1%
             Asset Management & Custody Banks - 3.9%
 416,000     Eaton Vance Corp. (b)                           $  9,746,880
 100,000     State Street Corp.                                 4,623,000
 402,000     T. Rowe Price Associates, Inc.                    22,178,340
                                                             ------------
                                                             $ 36,548,220
                                                             ------------
             Investment Banking & Brokerage - 0.7%
 175,000     A.G. Edwards, Inc.                              $  6,949,250
                                                             ------------
             Diversified Financial Services - 0.5%
 100,000     Citigroup, Inc.                                 $  4,696,000
                                                             ------------
             Total Diversified Financials                    $ 48,193,470
                                                             ------------
             Insurance - 3.4%
             Property & Casualty Insurance - 3.4%
 205,100     Chubb Corp.                                     $ 16,773,078
 299,300     Safeco Corp.                                      15,764,131
                                                             ------------
                                                             $ 32,537,209
                                                             ------------
             Total Insurance                                 $ 32,537,209
                                                             ------------
             Software & Services - 0.7%
             Data Processing & Outsourced Services - 0.7%
 150,000     Automatic Data Processing, Inc.                 $  6,516,000
                                                             ------------
             Total Software & Services                       $  6,516,000
                                                             ------------
             Technology Hardware & Equipment - 1.6%
             Communications Equipment - 0.5%
 300,000     Motorola, Inc.                                  $  4,602,000
                                                             ------------
             Computer Hardware - 1.1%
 222,550     Diebold, Inc.                                   $ 10,764,744
                                                             ------------
             Total Technology Hardware & Equipment           $ 15,366,744
                                                             ------------
             Telecommunication Services - 8.8%
             Integrated Telecommunication Services - 8.8%
 184,585     Alltel Corp.                                    $ 10,513,961
 230,000     AT&T Corp.                                         4,399,900
 696,400     BellSouth Corp.                                   18,447,636
 700,000     Citizens Communications Co. (Class B)              8,925,000

The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Integrated Telecommunication Services (continued)
644,669      SBC Communications, Inc.                              $ 15,343,122
700,000      Verizon Communications, Inc.                            25,060,000
                                                                   ------------
                                                                   $ 82,689,619
                                                                   ------------
             Total Telecommunication Services                      $ 82,689,619
                                                                   ------------
             Utilities - 17.6%
             Electric Utilities - 8.6%
285,000      Ameren Corp.                                          $ 14,734,500
235,400      American Electric Power Co., Inc.                        8,290,788
275,000      Consolidated Edison, Inc.                               11,902,000
240,000      FPL Group, Inc.                                          9,796,800
384,400      Great Plains Energy, Inc.                               11,754,952
190,000      NSTAR                                                   10,286,600
440,000      Southern Co.                                            14,498,000
                                                                   ------------
                                                                   $ 81,263,640
                                                                   ------------
             Gas Utilities - 4.7%
 50,000      Atmos Energy Corp.                                    $  1,315,000
454,700      KeySpan Energy Corp.                                    17,246,771
446,600      Questar Corp.                                           26,081,440
                                                                   ------------
                                                                   $ 44,643,211
                                                                   ------------
             Independent Power Producer & Energy Traders - 2.4%
436,500      Constellation Energy Group                            $ 22,942,440
                                                                   ------------
             Multi-Utilities - 1.1%
180,000      Equitable Resources, Inc.                             $ 10,375,200
                                                                   ------------
             Water Utilities - 0.8%
275,625      Aqua America, Inc.                                    $  7,359,188
                                                                   ------------
             Total Utilities                                       $166,583,679
                                                                   ------------
             TOTAL COMMON STOCKS
             (Cost $661,518,640)                                   $936,339,811
                                                                   ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                              Value
              TEMPORARY CASH INVESTMENT - 0.8%
              Security Lending Collateral - 0.8%
7,639,200     Securities Lending Investment Fund, 2.88%                         $  7,639,200
                                                                                ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $7,639,200)                                                 $  7,639,200
                                                                                ------------
              TOTAL INVESTMENT IN SECURITIES - 100.6%
              (Cost $678,152,910)(a)                                            $951,706,939
                                                                                ------------
              OTHER ASSETS AND LIABILITIES - (0.6)%                             $ (6,139,739)
                                                                                ------------
              TOTAL NET ASSETS - 100.0%                                         $945,567,200
                                                                                ============

*   Non-income producing security

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company and is deemed to be an affiliate of the Fund.

(a) At April 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $672,515,801 was as follows:

    Aggregate gross unrealized gain for all investments in which there is
    an excess of value over tax cost                                            $290,425,998
    Aggregate gross unrealized loss for all investments in which there is
    an excess of tax cost over value                                             (11,234,860)
                                                                                ------------
    Net unrealized gain                                                         $279,191,138
                                                                                ============

(b) At April 30, 2005, the following securities were out on loan:

    Shares       Security                                                       Market Value
     56,000      Clorox Co.                                                       $3,544,800
    168,500      Eaton Vance Corp.                                                 3,947,955
                                                                                ------------
                 Total                                                            $7,492,755
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2005 aggregated $97,297,834 and $79,822,703, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers,
    at value (including securities loaned of $7,492,755)
    (cost $670,246,414)                                       $939,058,019
  Investment in securities of affiliated issuers, at value
    (cost $7,906,496)                                           12,648,920
                                                              ------------
    Total Investment in securities, at value
    (cost $678,152,910)                                       $951,706,939
  Receivables -
    Investment securities sold                                   6,869,813
    Fund shares sold                                             1,146,789
    Dividends and interest                                       2,591,958
  Other                                                              8,606
                                                              ------------
      Total assets                                            $962,324,105
                                                              ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                   $  3,872,705
    Upon return of securities loaned                             7,639,200
  Due to bank                                                    4,030,435
  Due to affiliates                                              1,147,863
  Accrued expenses                                                  66,702
                                                              ------------
      Total liabilities                                       $ 16,756,905
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $648,305,693
  Undistributed net investment income                            6,686,522
  Accumulated net realized gain on investments                  17,020,956
  Net unrealized gain on investments                           273,554,029
                                                              ------------
      Total net assets                                        $945,567,200
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $650,580,294/22,876,532 shares)           $      28.44
                                                              ============
  Class B (based on $165,751,391/5,865,235 shares)            $      28.26
                                                              ============
  Class C (based on $120,882,333/4,289,553 shares)            $      28.18
                                                              ============
  Class R (based on $4,341,316/151,773 shares)                $      28.60
                                                              ============
  Class Y (based on $4,011,866/140,477 shares)                $      28.56
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($28.44 [divided by] 94.25%)                        $      30.18
                                                              ============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers
    of $177,085)                                       $15,295,478
  Interest                                                  62,952
  Income from securities loaned, net                         2,081
                                                       -----------
      Total investment income                                            $15,360,511
                                                                         -----------
EXPENSES:
  Management fees                                      $ 2,807,383
  Transfer agent fees and expenses
    Class A                                                509,252
    Class B                                                238,715
    Class C                                                119,012
    Class R                                                    784
    Class Y                                                    157
  Distribution fees
    Class A                                                798,820
    Class B                                                848,278
    Class C                                                596,766
    Class R                                                  9,340
  Administrative reimbursements                             78,904
  Custodian fees                                            20,476
  Registration fees                                         76,945
  Professional fees                                         29,687
  Printing expense                                          24,613
  Fees and expenses of nonaffiliated trustees               10,017
  Miscellaneous                                             22,203
                                                       -----------
      Total expenses                                                     $ 6,191,352
      Less fees paid indirectly                                              (11,202)
                                                                         -----------
      Net expenses                                                       $ 6,180,150
                                                                         -----------
       Net investment income                                             $ 9,180,361
                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $20,463,643
                                                                         -----------
  Change in net unrealized gain on investments                           $28,815,526
                                                                         -----------
  Net gain on investments                                                $49,279,169
                                                                         -----------
  Net increase in net assets resulting from operations                   $58,459,530
                                                                         ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05 and the Year Ended 10/31/04

                                                           Six Months
                                                              Ended
                                                             4/30/05         Year Ended
                                                           (unaudited)        10/31/04
FROM OPERATIONS:
Net investment income                                    $   9,180,361     $  15,041,610
Net realized gain on investments                            20,463,643        17,268,323
Change in net unrealized gain on investments                28,815,526        89,703,695
                                                         -------------     -------------
    Net increase in net assets resulting
     from operations                                     $  58,459,530     $ 122,013,628
                                                         -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.31 and $0.48 per share, respectively)    $  (6,906,126)    $ (10,358,673)
    Class B ($0.19 and $0.25 per share, respectively)       (1,169,731)       (1,656,118)
    Class C ($0.21 and $0.27 per share, respectively)         (880,342)       (1,084,083)
    Class R ($0.30 and $0.45 per share, respectively)          (41,201)          (23,930)
    Class Y ($0.36 and $0.59 per share, respectively)          (50,750)         (208,297)
                                                         -------------     -------------
     Total distributions to shareowners                  $  (9,048,150)    $ (13,331,101)
                                                         -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 116,429,272     $ 205,247,057
Reinvestment of distributions                                7,727,793        11,207,005
Cost of shares repurchased                                (106,088,685)     (207,709,556)
                                                         -------------     -------------
    Net increase in net assets resulting from
     Fund share transactions                             $  18,068,380     $   8,744,506
                                                         -------------     -------------
    Net increase in net assets                           $  67,479,760     $ 117,427,033
NET ASSETS:
Beginning of period                                        878,087,440       760,660,407
                                                         -------------     -------------
End of period (including undistributed net investment
  income of $6,686,522 and $6,554,311,
  respectively)                                          $ 945,567,200     $ 878,087,440
                                                         =============     =============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '05 Shares     '05 Amount
                                  (unaudited)     (unaudited)      '04 Shares     '04 Amount
CLASS A
Shares sold                         2,455,930    $ 70,070,971       4,973,509    $ 127,027,390
Reinvestment of distributions         214,516       6,157,946         356,620        9,120,357
Less shares repurchased            (2,119,358)    (60,430,213)     (4,273,759)    (108,706,870)
                                   ----------    ------------      ----------    -------------
    Net increase                      551,088    $ 15,798,704       1,056,370    $  27,440,877
                                   ==========    ============      ==========    =============
CLASS B
Shares sold                           786,236    $ 22,391,671       1,288,365    $  32,697,780
Reinvestment of distributions          33,333         952,414          53,483        1,357,596
Less shares repurchased              (982,552)    (27,831,524)     (2,583,099)     (65,816,809)
                                   ----------    ------------      ----------    -------------
    Net decrease                     (162,983)   $ (4,487,439)     (1,241,251)   $ (31,761,433)
                                   ==========    ============      ==========    =============
CLASS C
Shares sold                           747,444    $ 21,140,431       1,481,014    $  37,244,660
Reinvestment of distributions          20,397         581,035          27,128          688,893
Less shares repurchased              (592,636)    (16,786,461)       (944,232)     (23,934,932)
                                   ----------    ------------      ----------    -------------
    Net increase                      175,205    $  4,935,005         563,910    $  13,998,621
                                   ==========    ============      ==========    =============
CLASS R (a)
Shares sold                            84,931    $  2,436,206          42,478    $   1,110,868
Reinvestment of distributions           1,190          34,366             896           23,098
Less shares repurchased               (10,855)       (314,434)        (13,178)        (324,142)
                                   ----------    ------------      ----------    -------------
    Net increase                       75,266    $  2,156,138          30,196    $     809,824
                                   ==========    ============      ==========    =============
CLASS Y
Shares sold                            13,482    $    389,993         279,396    $   7,166,359
Reinvestment of distributions              71           2,032             682           17,061
Less shares repurchased               (25,492)       (726,053)       (339,787)      (8,926,803)
                                   ----------    ------------      ----------    -------------
    Net decrease                      (11,939)   $   (334,028)        (59,709)   $  (1,743,383)
                                   ==========    ============      ==========    =============

(a) Class R shares were first publicly offered on April 1, 2003.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          4/30/05      Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                 (unaudited)     10/31/04    10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                     $  26.91       $  23.57    $  20.80     $  24.28     $  29.55     $  29.97
                                                         --------       --------    --------     --------     --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                   $   0.31       $   0.52    $   0.47     $   0.49     $   0.47     $   0.58
 Net realized and unrealized gain (loss) on investments      1.53           3.30        2.78        (3.50)       (2.97)        1.28
                                                         --------       --------    --------     --------     --------     --------
   Net increase (decrease) from investment operations    $   1.84       $   3.82    $   3.25     $  (3.01)    $  (2.50)    $   1.86
Distributions to shareowners:
 Net investment income                                      (0.31)         (0.48)      (0.48)       (0.47)       (0.45)       (0.52)
 Net realized gain                                              -              -           -            -        (2.29)       (1.76)
 Tax return of capital                                          -              -           -            -        (0.03)           -
                                                         --------       --------    --------     --------     --------     --------
Net increase (decrease) in net asset value               $   1.53       $   3.34    $   2.77     $  (3.48)    $  (5.27)    $  (0.42)
                                                         --------       --------    --------     --------     --------     --------
Net asset value, end of period                           $  28.44       $  26.91    $  23.57     $  20.80     $  24.28     $  29.55
                                                         ========       ========    ========     ========     ========     ========
Total return*                                                6.82%         16.33%      15.89%      (12.62)%      (9.21)%       6.90%
Ratio of net expenses to average net assets+                 1.07%**        1.08%       1.17%        1.11%        1.08%        1.11%
Ratio of net investment income to average net assets+        2.22%**        2.07%       2.24%        2.06%        1.77%        1.95%
Portfolio turnover rate                                        17%**          22%         15%          10%          15%          14%
Net assets, end of period (in thousands)                 $650,580       $600,835    $501,283     $409,553     $464,792     $539,602
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.07%**        1.08%       1.17%        1.10%        1.06%        1.08%
 Net investment income                                       2.22%**        2.07%       2.24%        2.07%        1.79%        1.98%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          4/30/05     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                 (unaudited)    10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                     $  26.75      $  23.42     $  20.67     $  24.14     $  29.37     $  29.78
                                                         --------      --------     --------     --------     --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                   $   0.19      $   0.35     $   0.32     $   0.31     $   0.25     $   0.35
 Net realized and unrealized gain (loss) on investments      1.51          3.23         2.73        (3.50)       (2.93)        1.28
                                                         --------      --------     --------     --------     --------     --------
   Net increase (decrease) from investment operations    $   1.70      $   3.58     $   3.05     $  (3.19)    $  (2.68)    $   1.63
Distributions to shareowners:
 Net investment income                                      (0.19)        (0.25)       (0.30)       (0.28)       (0.23)       (0.28)
 Net realized gain                                              -             -            -            -        (2.29)       (1.76)
 Tax return of capital                                          -             -            -            -        (0.03)           -
                                                         --------      --------     --------     --------     --------     --------
Net increase (decrease) in net asset value               $   1.51      $   3.33     $   2.75     $  (3.47)    $  (5.23)    $  (0.41)
                                                         --------      --------     --------     --------     --------     --------
Net asset value, end of period                           $  28.26      $  26.75     $  23.42     $  20.67     $  24.14     $  29.37
                                                         ========      ========     ========     ========     ========     ========
Total return*                                                6.36%        15.34%       14.90%      (13.34)%      (9.90)%       6.04%
Ratio of net expenses to average net assets+                 1.94%**       1.95%        2.02%        1.91%        1.87%        1.91%
Ratio of net investment income to average net assets+        1.35%**       1.21%        1.41%        1.25%        0.98%        1.15%
Portfolio turnover rate                                        17%**         22%          15%          10%          15%          14%
Net assets, end of period (in thousands)                 $165,751      $161,275     $170,283     $174,334     $230,268     $257,999
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.94%**       1.95%        2.02%        1.90%        1.85%        1.89%
 Net investment income                                       1.35%**       1.21%        1.41%        1.26%        1.00%        1.17%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          4/30/05     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                  unaudited)    10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                     $  26.68      $  23.37     $ 20.63     $   24.08    $   29.32      $ 29.75
                                                         --------      --------     -------     ---------    ---------      -------
Net increase (decrease) from investment operations:
 Net investment income                                   $   0.19      $   0.29     $  0.24     $    0.26    $    0.21      $  0.30
 Net realized and unrealized gain (loss) on investments      1.52          3.29        2.81         (3.45)       (2.92)        1.30
                                                         --------      --------     -------     ---------    ---------      -------
   Net increase (decrease) from investment operations    $   1.71      $   3.58     $  3.05     $   (3.19)   $   (2.71)     $  1.60
Distributions to shareowners:
 Net investment income                                      (0.21)        (0.27)      (0.31)        (0.26)       (0.21)       (0.27)
 Net realized gain                                              -             -           -             -        (2.29)       (1.76)
 Tax return of capital                                          -             -           -             -        (0.03)           -
                                                         --------      --------     -------     ---------    ---------      -------
Net increase (decrease) in net asset value               $   1.50      $   3.31     $  2.74     $   (3.45)   $   (5.24)     $ (0.43)
                                                         --------      --------     -------     ---------    ---------      -------
Net asset value, end of period                           $  28.18      $  26.68     $ 23.37     $   20.63    $   24.08      $ 29.32
                                                         ========      ========     =======     =========    =========      =======
Total return*                                                6.39%        15.40%      14.93%       (13.37)%     (10.02)%       5.94%
Ratio of net expenses to average net assets+                 1.86%**       1.89%       2.00%         1.99%        1.98%        2.02%
Ratio of net investment income to average net assets+        1.43%**       1.26%       1.36%         1.19%        0.84%        1.05%
Portfolio turnover rate                                        17%**         22%         15%           10%          15%          14%
Net assets, end of period (in thousands)                 $120,882      $109,787     $82,979     $  42,903    $  37,618      $32,050
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.86%**       1.89%       2.00%         1.98%        1.96%        1.98%
 Net investment income                                       1.43%**       1.26%       1.36%         1.20%        0.86%        1.09%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                       Ended                   4/1/03 (a)
                                                      4/30/05     Year Ended       to
CLASS R                                             (unaudited)    10/31/04     10/31/03
Net asset value, beginning of period                  $ 27.08       $ 23.71      $ 19.97
                                                      -------       -------      -------
Net increase from investment operations:
  Net investment income                               $  0.18       $  0.44      $  0.23
  Net realized and unrealized gain on investments        1.64          3.38         3.73
                                                      -------       -------      -------
   Net increase from investment operations            $  1.82       $  3.82      $  3.96
Distributions to shareowners:
  Net investment income                                 (0.30)        (0.45)       (0.22)
                                                      -------       -------      -------
Net increase in net asset value                       $  1.52       $  3.37      $  3.74
                                                      -------       -------      -------
Net asset value, end of period                        $ 28.60       $ 27.08      $ 23.71
                                                      =======       =======      =======
Total return*                                            6.72%        16.23%       19.87%
Ratio of net expenses to average net assets+             1.21%**       1.17%        1.21%**
Ratio of net investment income to average
  net assets+                                            2.03%**       1.98%        0.97%**
Portfolio turnover rate                                    17%**         22%          15%
Net assets, end of period (in thousands)              $ 4,341       $ 2,072      $ 1,098
Ratios with reduction for fees paid indirectly:
  Net expenses                                           1.21%**       1.17%        1.21%**
  Net investment income                                  2.03%**       1.98%        0.97%**

(a) Class R shares were first publically offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         4/30/05     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                 (unaudited)   10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                      $27.02       $23.65       $20.85      $ 24.33       $29.59       $30.00
                                                          ------       ------       ------      -------       ------       ------
Net increase (decrease) from investment operations:
 Net investment income                                    $ 0.40       $ 0.67       $ 0.52      $  0.55       $ 0.55       $ 0.70
 Net realized and unrealized gain (loss) on investments     1.50         3.29         2.85        (3.46)       (2.97)        1.27
                                                          ------       ------       ------      -------       ------       ------
   Net increase (decrease) from investment operations     $ 1.90       $ 3.96       $ 3.37      $ (2.91)      $(2.42)      $ 1.97
Distributions to shareowners:
 Net investment income                                     (0.36)       (0.59)       (0.57)       (0.57)       (0.52)       (0.62)
 Net realized gain                                             -            -            -            -        (2.29)       (1.76)
 Tax return of capital                                         -            -            -            -        (0.03)           -
                                                          ------       ------       ------      -------       ------       ------
Net increase (decrease) in net asset value                $ 1.54       $ 3.37       $ 2.80      $ (3.48)      $(5.26)      $(0.41)
                                                          ------       ------       ------      -------       ------       ------
Net asset value, end of period                            $28.56       $27.02       $23.65      $ 20.85       $24.33       $29.59
                                                          ======       ======       ======      =======       ======       ======
Total return*                                               7.04%       16.88%       16.45%      (12.24)%      (8.89)%       7.33%
Ratio of net expenses to average net assets+                0.66%**      0.64%        0.71%        0.69%        0.66%        0.70%
Ratio of net investment income to average net assets+       2.63%**      2.43%        2.66%        2.49%        2.17%        2.37%
Portfolio turnover rate                                       17%**        22%          15%          10%          15%          14%
Net assets, end of period (in thousands)                  $4,012       $4,119       $5,017      $ 2,842       $2,530       $2,669
Ratios with reduction for fees paid indirectly:
 Net expenses                                               0.66%**      0.64%        0.71%        0.68%        0.64%        0.68%
 Net investment income                                      2.63%**      2.43%        2.66%        2.50%        2.19%        2.39%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2004, the Fund had a net capital loss carryforward of $3,442,687, which will expire in 2010 if not utilized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary Income                                                 $13,331,101
   Long-term capital gain                                                    -
                                                                   -----------
    Total                                                          $13,331,101
                                                                   ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004.

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                   $    917,202
  Capital loss carryforward                                         (3,442,687)
  Unrealized appreciation                                          250,375,612
                                                                  ------------
   Total                                                          $247,850,127
                                                                  ------------
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnerships, preferred stocks and REIT holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $74,591 in underwriting commissions on the sale of Class A shares during the six months ended, April 30, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its ser-

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    vices, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending

34
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Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2005, $501,848 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $257,985 in transfer agent fees payable to PIMSS at April 30, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares, except Class Y shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $388,030 in distribution fees payable to PFD at April 30, 2005. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2005, CDSCs in the amount of $126,068 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2005, the Fund's expenses were reduced by $11,202 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

six months ended April 30, 2005, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended, April 30, 2005:

-------------------------------------------------------------------------------------------
                     Beginning                                      Ending
                      Balance    Purchases     Sales    Dividend    Balance
   Affiliates        (shares)    (shares)    (shares)    Income     (shares)      Value
-------------------------------------------------------------------------------------------
 Gorman-Rupp Co.     632,446         -           -      $177,085     632,446   $12,648,920
-------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code

38
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Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and
(ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the third quintile of the peer group for the three years ended June 30, 2004, and the third quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered that the yield before expenses to Fund Class A shareholders (as of October 2004) exceeded the yield of the Standard & Poor's 500 Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the second quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Osbert M. Hood, Executive
Mary K. Bush                                 Vice President
Margaret B.W. Graham                        Vincent Nave, Treasurer
Osbert M. Hood                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 28, 2005

* Print the name and title of each signing officer under his or her signature.